Share-based payments - Additional information (Details) - Two Thousand And Twenty One Incentive Award Plan	12 Months Ended
Dec. 31, 2022 £ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Quarterly vesting percentage	6.25%
Share price	£ 9.36